Condensed Financial Information of the Parent Company (Unaudited)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company (Unaudited) [Abstract]
Condensed financial information of the parent company (unaudited)

Note 25 – Condensed financial information of the parent company (unaudited)

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiaries did not pay any dividend to the Company for the years presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have other commitments, long-term obligations, or guarantees as of December 31, 2024 and 2023.

PARENT COMPANY BALANCE SHEETS

	December 31, 2024	December 31, 2023
ASSETS
CURRENT ASSETS:
Cash	$240,307	$1,047,028
Prepayments	-	222,556
Amount due from related parties	14,537,606	14,160,255
Total current assets	14,777,913	15,429,840

NON-CURRENT ASSET
Other non-current asset	2,280,000	-
Investment in subsidiaries and VIEs	46,717,533	45,909,984
Total assets	$63,775,446	$61,339,824

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$19,022,143	$16,782,871

SHAREHOLDERS’ EQUITY
Ordinary shares: $0.008 and $0.008 par value, 100,000,000 and 50,000,000 shares authorized, 6,679,065 and 3,441,172 shares issued and outstanding as of December 31, 2024 and 2023, respectively	53,433	27,529
Share subscription receivables	(847,086)	(847,086)
Additional paid-in capital	47,862,986	41,220,949
Statutory reserves	890,021	890,021
Retained earnings	(1,285,714)	4,901,797
Accumulated other comprehensive (loss) income	(1,920,337)	(1,636,257)
Total shareholders’ equity	44,753,303	44,556,953

Total liabilities and shareholders’ equity	$63,775,446	$61,339,824

*	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on February 12, 2020, the surrender and cancellation of shares effected on May 21, 2020 and the reverse stock split effected on July 1, 2024.

PARENT COMPANY STATEMENT OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)

	For the Year Ended December 31,
	2024	2023	2022
INCOME (LOSS) OF SUBSIDIARIES	$(3,214,613)	$869,028	$370,919

COSTS AND EXPENSES
General and Administrative expenses	2,972,898	503,937	429,246
Total costs and expenses	2,972,898	503,937	429,246

INCOME (LOSS) FROM OPERATION	(6,187,511)	365,091	(58,327)

INCOME (LOSS) BEFORE INCOME TAXES	(6,187,511)	365,091	(58,327)

PROVISION FOR INCOME TAXES	-	-	-

NET INCOME (LOSS)	(6,187,511)	365,091	(58,327)

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(284,080)	(86,450)	(1,409,431)
COMPREHENSIVE INCOME (LOSS)	$(6,471,591)	$278,641	$(1,467,758)

PARENT COMPANY STATEMENT OF CASH FLOWS

	For the Year Ended December 31,
	2024	2023	2022
Cash flows from operating activities:
Net income (loss)	$(6,187,511)	$365,091	$(58,327)
Adjustments to reconcile net income to cash used in operating activities:
Equity loss (income) of subsidiaries	3,214,613	(869,028)	(370,919)
Incentive plans	2,387,941
Prepayments	222,556	-	(1,940,031)
Other payables and accrued liabilities	(3,089,675)
Net cash provided by (used in) operating activities	(3,452,076)	(503,937)	(2,369,277)

Cash flows from financing activities:
Amounts advanced from (paid to) related parties	407,758	498,401	429,245
Proceeds from private placement	2,000,000	-	-
Net cash provided by (used in) financing activities	2,407,758	498,401	429,245

Effect of exchange rate change on cash	237,597	(86,450)	-

Net (decrease) increase in cash	(806,721)	(91,986)	(1,940,032)
Cash at beginning of the year	1,047,028	1,139,014	3,079,046
Cash at end of the year	$240,307	$1,047,028	$1,139,014